UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response.....20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10555
PIMCO CORPORATE INCOME FUND
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)
Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	10/31/05

Date of reporting period:	1/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	PIMCO Corporate Income Fund Schedule of Investments January 31, 2005 (unaudited)
Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES - 73.6%
	Airlines - 4.5%
$3,008	American Airlines, Inc., pass thru certificates,
	6.98%, 4/1/11, Ser. 01-2	Baa2/A-	$3,048,916
	Continental Airlines, Inc., pass thru certificates,
10,000	6.50%, 6/15/11, Ser. 01-1	Baa3/A	9,594,815
3,035	7.06%, 9/15/09, Ser. 99-2	Baa3/A	3,086,621
2,500	7.49%, 10/2/10, Ser. 00-2	Baa3/A	2,492,944
4,270	Northwest Airlines Corp., pass thru certificates, 7.58%, 3/1/19, Ser. 992A	Baa2/A-	4,342,088
	United Airlines, Inc., pass thru certificates,
3,515	1.535%, 3/2/49, Ser. 97A	WR/NR	3,034,263
6,487	6.201%, 9/1/08, Ser. 01-1	WR/NR	5,903,680
4,908	7.186%, 4/1/11, Ser. 00-2	WR/NR	4,455,892
5,599	7.73%, 7/1/10, Ser. 00-1	WR/NR	4,951,882
700	10.36%, 11/13/12, Ser. 91C (a) (b) (c)	WR/NR	332,500
			41,243,601
	Automotive - 1.7%
2,000	Auburn Hills Trust, 12.38%, 5/1/20	A3/BBB	3,182,004
5,000	Ford Motor Co., 9.98%, 2/15/47	Baa1/BBB-	6,165,885
5,000	General Motors Corp., 7.20%, 1/15/11	Baa2/BBB-	5,023,095
1,000	Hertz Corp., 7.625%, 6/1/12	Baa2/BBB-	1,082,492
			15,453,476
	Banking - 1.5%
5,000	Colonial Bank Inc., 9.375%, 6/1/11	Ba1/BBB-	5,932,705
1,700	Fifth Third Capital Trust, 8.136%, 3/15/27, Ser. A	Aa3/NR	1,976,275
1,000	HSBC Capital Funding, 10.18%, 12/39/49	A1/A-	1,580,588
1,000	Riggs Capital Trust, 8.625%, 12/31/26, Ser. A (a)	Caa1/D	1,095,000
1,750	Riggs National Corp., 9.65%, 6/15/09	B2/CCC	2,003,750
1,000	Royal Bank of Scotland Group, plc, 7.65%, 9/30/31 VRN	A1/A	1,263,051
			13,851,369
	Computer Services - 0.3%
	Electronic Data Systems Corp.,
1,000	6.00%, 8/1/13, Ser. B	Ba1/BBB-	1,058,170
1,500	7.125%, 10/15/09	Ba1/BBB-	1,640,358
			2,698,528
	Containers - 0.4%
3,000	Ball Corp., 6.875%, 12/15/12	Ba3/BB	3,210,000

	Diversified Manufacturing - 2.5%
500	Dresser, Inc., 9.375%, 4/15/11	B2/B	545,000
4,000	Hutchison Whampoa International Ltd.,
	6.25%-6.50%, 2/13/13-1/24/14 (d)	A3/A-	4,280,999
1,030	Raychem Corp., 7.20%, 10/15/08	Ba3/BBB	1,164,267
14,574	Tyco International Group SA., 6.75%-7.00%, 2/15/11-6/15/28	Baa3/BBB	16,919,673
			22,909,939
	Energy - 1.2%
1,000	Edison Mission Energy, 7.73%, 6/15/09	B1/B	1,065,000
898	GG1C Funding Corp., 5.13%, 1/15/14 (d)	Baa3/BBB	897,324
5,000	MidAmerican Energy Holdings, Co., 5.875%, 10/1/12	Baa3/BBB-	5,331,235
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BB+	1,030,411
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	3,050,995
			11,374,965
	Financing - 9.1%
8,500	Beaver Valley Funding Corp., 9.00%, 6/1/17	Baa3/BB+	10,094,455
1,000	BlueWater Finance Ltd., 10.25%, 2/15/12	B1/B	1,105,000
10,000	CIT Group Inc., 2.74%, 9/20/07 (e)	A2/BBB-	10,023,850
	Cedar Brakes II LLC.,
552	8.50%, 2/15/14, Ser.B	Baa2/CCC+	637,765
4,841	9.875%, 9/1/13	Baa2/CCC+	5,797,217
10,500	Ford Motor Credit Co., 5.80%-7.25%, 1/25/07-10/1/13	A3/BBB-	11,003,995
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,372,357
8,000	General Motors Accecptance Corp.,
	3.56%-3.695% 5/18/06-1/16/07 (e)	Baa1/BBB-	7,951,431
10,000	General Motors Acceptance Corp., 6.125%-6.875%, 8/28/07-9/15/11	Baa1/BBB-	10,104,150

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financing (continued)
	Household Finance Corp.,
$500	3.14%, 10/12/06 (d)	A1/A	$504,230
5,265	7.20%-7.65%, 7/15/06-5/15/07	A1/A	5,573,499
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08 (b) (d)	Baa1/BBB-	1,514,908
300	Mizuho Preferred Capital Co., 8.79%, 6/30/08 (b) (d)	Baa3/BB	337,464
2,000	Preferred Term Securities XIII, 3.08%, 3/24/34 (b) (c) (d) (e)	Aaa/AAA	1,981,592
5,000	Sets Trust No. 2002-3, 8.85%, 4/2/07 (c) (d) (e)	NR/NR	5,322,247
10,000	TIERS Principal Protected Trust, 8.41%, 3/22/07 (b) (d) (e) (f)	NR/NR	9,597,570
			82,921,730
	Food & Beverage - 1.2%
2,000	Anheuser Busch Cos., Inc., 5.00%, 3/1/19	A1/A+	2,008,964
5,000	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	5,837,635
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	Ba3/B+	3,135,000
			10,981,599
	Food Services - 1.3%
4,139	Kroger Co., 8.15%, 7/15/06,	Baa2/BBB	4,402,278
5,897	Tricon Global Restaurants, Inc., 8.875%, 4/15/11	Baa3/BBB-	7,256,724
			11,659,002
	Healthcare & Hospitials - 2.2%
6,470	Columbia/HCA Healthcare Corp., 8.70%-9.00%, 2/10/10-12/15/14	Ba2/BB+	7,642,006
7,000	Healthsouth Corp., 7.00%-8.375%, 6/15/08-10/1/11	WR/NR	7,233,750
1,006	Manor Care, Inc., 8.00%, 3/1/08	Baa3/BBB	1,116,231
5,000	Tenet Healthcare Corp., 6.375%, 12/01/11	B3/B-	4,512,500
			20,504,487
	Hotels & Gaming - 4.7%
2,000	Harrah’s Operating Co., Inc., 8.00%, 2/1/11	Baa3/BBB-	2,320,358
2,000	Hilton Hotels Corp., 7.625%, 12/1/12	Baa3/BBB-	2,351,330
1,500	Host Marriot LP, 9.50%, 1/15/07, Ser. I, REIT	Ba3/B+	1,631,250
5,000	ITT Corp., 7.375%, 11/15/15	Ba1/BB+	5,625,000
	Mandalay Resort Group,
2,471	6.45%, 2/1/06	Ba2/BB+	2,565,791
500	9.375%, 2/15/10	Ba3/BB-	576,250
12,190	MGM Mirage, Inc., 6.75%-8.50%, 2/1/08-9/15/10	Ba2/BB+	13,587,000
	Park Place Entertainment Corp.,
3,000	8.125%-8.875%, 9/15/08-5/15/11	Ba2/BB-	3,428,750
3,000	8.50%, 11/15/06	Ba1/BB+	3,240,000
	Starwood Hotels & Resorts Worldwide, Inc.,
3,880	7.375%-7.875%, 5/1/07-5/1/12	Ba1/BB+	4,223,000
2,621	Times Square Hotel Trust, 8.528%, 8/1/26 (c) (d)	Baa3/BB+	3,184,414
			42,733,143
	Insurance - 0.4%
2,300	Dai-Ichi Mutual Life Co., 5.73%, 3/17/14 (d)	NR/BBB+	2,387,671
123	Prudential Financial Inc., 4.104%, 11/15/06	A3/A	124,094
1,500	Residential Reinsurance Ltd., 7.35%, 6/8/06 (b) (c) (e)	Ba2/BB+	1,462,957
			3,974,722
	Medical Products - 0.1%
1,000	Fresenius Medical Care AG, 7.875%, 6/15/11	Ba2/BB-	1,110,000

	Metals & Mining - 0.4%
3,000	Noranda, Inc., 7.25%, 7/15/12	Baa3/BBB-	3,407,661

	Multi-Media - 6.3%
8,000	AOL Time Warner Inc., 7.70%, 5/1/32	Baa1/BBB+	9,997,816
	British Sky Broadcasting Group,
3,000	6.875%, 2/23/09	Baa3/BBB-	3,283,311
2,105	7.30%, 10/15/06	Baa2/BBB-	2,225,905

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Multi-Media (continued)
$1,000	CF Cable TV, Inc., 9.125%, 7/15/07	Ba3/BB-	$1,028,442
	Comcast Corp.,
500	6.50%, 1/15/15	Baa3/BBB	558,672
2,250	10.625%, 7/15/12	Ba2/BBB-	2,956,835
925	Continental Cablevision, Inc., 9.00%, 9/1/08	Baa3/BBB	1,073,321
	CSC Holding, Inc.,
1,000	7.25%, 7/15/08	B1/BB-	1,062,500
3,625	7.25%-8.125%, 7/15/08-4/11/11, Ser.B	B1/BB-	3,989,062
3,000	8.125%, 7/15/09	B1/BB-	3,307,500
6,000	DirecTV Holdings Corp., 8.375%, 3/15/13	Ba2/BB-	6,787,500
1,950	Echostar DBS Corp., 9.125%, 1/15/09	Ba3/BB-	2,130,375
9,060	News America, Inc., 6.75%-7.43%, 10/1/26-1/9/38	Baa3/BBB-	10,716,802
1,750	Rogers Cable Inc., 7.25%, 12/15/11	Ba3/BB+	1,466,855
5,500	Time Warner, Inc., 6.625%- 9.125%, 1/15/13-5/15/29	Baa1/BBB+	6,967,090
			57,551,986
	Oil & Gas - 9.3%
1,000	AmeriGas Partners, L.P., 8.875%, 5/20/11, Ser. B	B2/BB-	1,085,000
3,000	Columbia Energy Group Inc., 7.32%, 11/28/10	Baa2/BBB	3,091,449
	Dynergy-Roseton Danskamme,
1,750	7.27%, 11/8/10, Ser. A	Caa2/B	1,776,250
3,000	7.67%, 11/8/16, Ser. B	Caa2/B	2,925,000
3,000	Forest Oil Corp., 8.00%, 12/15/11	Ba3/BB-	3,368,750
4,300	Gaz Capital SA., 8.625%, 4/28/34	Ba2/BB-	5,063,250
3,750	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	B2/B+	3,993,750
8,000	Noram Energy Corp., 6.50%, 2/1/08	Ba1/BBB	8,521,480
	Pemex Project Funding Master Trust,
5,750	8.00%-8.625%, 11/15/11-2/1/22	Baa1/BBB	6,679,375
3,500	9.50%, 9/15/27, (c)	Baa1/BBB	4,497,500
967	Perforadora Centrale SA, 4.92%, 12/15/18	NR/NR	984,933
4,915	Pioneer Natural Resource Co., 5.875%-6.50%, 1/15/08-7/15/16	Baa3/BBB-	5,195,953
1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B	Ba3/BB	1,397,500
1,200	Reliant Energy Resources Corp., 7.75%, 2/15/11	Ba1/BBB	1,393,112
300	SESI, LLC, 8.875%, 5/15/11	B1/BB-	327,750
250	Transcontinental Gas Pipe Corp., 8.875%, 7/15/12, Ser. B	Ba2/B+	304,688
2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,554,828
5,000	Valero Energy Corp., 6.875%, 4/15/12	Baa3/BBB	5,684,795
5,000	Weatherford International, Inc., 6.625%, 11/15/11, Ser. B	Baa1/BBB+	5,566,170
15,000	Williams Cos., Inc., 7.125%-8.75%, 9/1/11-3/15/32	B1/B+	16,737,500
3,500	XTO Energy, Inc., 6.25%, 4/15/13	Baa3/BBB-	3,859,083
			85,008,116
	Paper/Paper Products - 1.3%
2,500	Boise Cascade Corp., 7.315%, 6/15/09	Ba1/BB	2,781,250
6,662	Donohue Forest Products 7.625%, 5/15/07	Ba3/BB-	6,911,825
500	Georgia-Pacific Corp., 8.125%, 5/15/11	Ba3/BB+	577,500
500	International Paper Co., 6.75%, 9/1/11	Baa2/BBB	562,793
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Baa3/BBB-	885,540
			11,718,908
	Pharmaceuticals - 0.4%
3,500	Wyeth, 5.50%-6.50%, 2/1/14-2/1/34	Baa1/A	3,720,115

	Printing/Publishing- 0.7%
	Quebecor World Inc.,
6,000	6.125%, 11/15/13	Baa3/BBB-	6,254,034

	Telecommunications- 13.2%
17,500	AT&T Corp., 7.30%-9.75%, 11/15/11-11/15/31	Ba1/BB+	21,809,375
5,000	Bellsouth Cap Funding Corp., 7.875%, 2/15/30	A2/A	6,405,375
5,000	Citizens Communications Co., 9.25%, 5/15/11	Ba3/BB+	5,862,500
3,000	Citizens Utilities Co., 7.60%, 6/1/06	Ba3/BB+	3,142,500
10,000	Deutsche Telekom International, 8.00%, 6/15/10	Baa1/BBB+	11,881,720

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Telecommunications (continued)
$10,000	France Telecom, 7.75%, 3/1/11	Baa1/A-	$11,947,950
1,353	MCI Communications Corp., 6.908%-8.735%, 5/1/07-5/1/14	B2/B+	1,425,755
5,000	Nextel Communications Inc., 6.875%-7.375%, 10/31/13-8/1/15	Ba3/BB	5,488,750
1,250	PanAmSat Corp., 6.375%, 1/15/08	B1/BB+	1,303,125
750	PCCW Capital II, Ltd., 6.00%, 7/15/13 (d)	Baa2/BBB	798,282
12,860	Quest Capital Funding, Inc., 7.25%, 2/15/11	Caa2/B	12,409,900
9,000	Quest Communications International, Inc.,. 7.25%, 2/15/11 (d)	B3/B	9,270,000
3,000	SBC Communications, Inc., 4.125%, 9/15/09	A2/A	2,981,706
13,900	Sprint Capital Corp. (FON Group), 6.125%-7.875%, 11/15/08-11/15/28	Baa3/BBB-	15,049,678
8,969	Verizon Global Funding Corp., 6.875%-7.25%, 12/1/10-6/15/12	A2/A+	10,249,541
			120,026,157
	Utilities- 8.8%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B1/B+	2,202,500
3,500	Consumers Energy, Inc., 6.25%-6.375%, 9/15/06-2/1/08	Baa3/BBB-	3,651,483
4,838	East Coast Power LLC, 6.74-7.07%, 3/31/08-3/13/12, Ser B	Baa3/BBB-	5,116,833
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (d)	Baa2/BBB+	2,229,902
4,730	FPL Energy Wind Funding, 6.88%, 6/27/17 (d)	Ba2/BB-	4,948,762
2,500	Georgia Power Co., 2.48%, 2/17/05, Ser. U, (e)	A2/A	2,503,198
4,900	Homer City Funding LLC, 8.14%, 10/1/19	Ba2/BB	5,561,500
7,650	IPALCO Enterprises, Inc., 8.375% - 8.625%, 11/14/08-11/14/11	Ba1/BB-	8,936,250
4,000	Midwest Generation LLC, 8.56%, 1/2/16, Ser. B	B1/B	4,485,000
2,000	Northern State Power Co., 8.00%, 8/28/12, Ser. B	A2/A-	2,449,256
2,000	Pacific Gas & Electric Corp., 3.26%, 4/3/06 (e)	Baa2/BBB	2,002,226
2,000	Potomac Electric Power Co., 6.25%, 10/15/07	A3/A-	2,117,938
2,500	PPL Capital Funding Trust I, 7.29%, 5/18/06	Ba1/BB+	2,603,778
	PSEG Energy Holdings, Inc.,
10,790	8.50%-8.625%, 2/15/08-6/15/11	Ba3/BB-	11,914,189
5,000	8.625%, 5/15/31	Baa1/BB-	6,878,130
500	Public Service Electric & Gas Co., 4.00%, 11/1/08	A3/A-	499,097
5,315	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	B2/B	5,009,537
1,144	Southern California Edison Co., 8.00%, 2/15/07	WR/BBB+	1,238,194
2,000	Texas Utilities Electric Co., 7.17%, 8/1/07	Baa3/BBB-	2,126,512
3,500	Tucson Electric Power Co., 7.50%, 8/1/08, Ser. B	Ba2/BBB-	3,611,580
			80,085,865
	Waste Management- 2.1%
3,745	Allied Waste North America, Inc.,
	7.625%-8.500%, 1/1/08-12/1/08, Ser. B (c)	B2/BB-	3,888,488
13,000	Waste Management, Inc., 7.10%-7.65%, 8/1/10-3/1/26	Baa3/BBB	15,005,534
			18,894,022

	Total Corporate Bonds & Notes (cost-$633,616,514)		671,293,425

	SOVEREIGN DEBT OBLIGATIONS - 4.2%
	Brazil - 0.3%
	Federal Republic of Brazil,
2,300	8.00%, 4/15/14	B1/BB-	2,370,523
	Guatemala - 0.2%
	Republic of Guatemala,
1,500	9.25%, 8/1/13 (d)	Ba2/BB-	1,717,500
	Panama - 1.0%
	Republic of Panama,
7,470	9.375%-9.625%, 2/8/11-7/23/12	Ba1/BB	8,814,600
	Peru - 1.2%
	Republic of Peru,
7,590	9.125%-9.875%, 2/21/12-2/6/15	Ba3/BB	11,302,075
	Russia - 1.0%
	Russian Federation,
8,662	5.00%-8.25%, 3/31/10-3/31/30	Baa3/BB+	9,169,890

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	SOVEREIGN DEBT OBLIGATIONS (continued)
	South Africa - 0.3%
	Republic of South Africa,
$2,720	7.375%-9.125%, 5/19/09-4/25/12	Baa1/BBB	$3,199,350
	Ukraine Republic - 0.2%
	Republic of Ukraine,	B1/B
1,502	7.65%-11.00%, 3/15/07-6/11/13	B1/B+	1,601,773
	Total Sovereign Debt Obligations (cost-$36,290,332)		38,175,711

	MORTGAGE-BACKED SECURITIES (d) - 2.1%
3,500	Chase Commercial Mortgage Securities Corp.,
	6.89%, 11/15/32	NR/BB+	3,528,979
5,963	GSMPS Mortgage Loan Trust, 7.50%, 6/19/27	NR/NR	6,270,256
2,343	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	4.13%, 11/19/12	NR/AAA	2,345,903
	Merrill Lynch Mortgage Investors, Inc.,
2,805	7.14%, 12/15/30	Baa3/A-	3,100,729
2,000	7.38%, 12/15/30	Baa1/BBB+	2,189,745
			5,290,474
21,222	Morgan Stanley Capital, Inc., 2.62%, 4/15/06	Aaa/AAA	2,126,681
	Total Mortgage-Backed Securities (cost-$19,387,748)		19,562,293

	SENIOR LOANS (b) (g) (h) - 1.0%
	Containers- 0.3%
810	Owens-Illinois Group, Inc., 5.23%, 4/1/08, Term B		824,598
	Smurfit Stone Container Corp.,
215	4.438%, 11/1/11		218,202
107	4.50%, 11/1/10, Term C		109,101
107	4.50%, 11/1/10, Term B		109,078
	Stone Container Corp.,
131	2.206%, 11/1/10		133,075
106	4.17%, 5/8/09, Term B		107,323
430	4.438%, 11/1/10, Term B		436,310
510	4.688%, 11/1/11, Term B		518,118
			2,455,805
	Energy - 0.1%
	AES Corp.,
1,428	4.25%-4.44%, 4/30/08-8/10/11, Term B		1,453,274

	Multi-Media - 0.3%
2,500	Adelphia Century Cable, 7.25%, 6/30/09, Term B		2,485,937

	Publishing- 0.1%
1,220	Readers Digest Association Inc., 4.55%, 5/20/08, Term B		1,238,515

	Telecommunications - 0.2%
	Dex Media East LLC,
114	4.14%, 5/8/09, Term B		115,012
280	4.17%, 5/8/09, Term B		283,670
881	4.21%, 5/8/09, Term B		892,489
89	4.23%, 5/8/09, Term B		90,391
101	4.25%, 5/8/09, Term B		102,263
			1,483,825
	Total Senior Loans (cost-$9,014,594)		9,117,356

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	ASSET–BACKED SECURITIES - 0.5%
$178	Ameriquest Mortgage Securities Inc., 2.94%, 2/25/33 (e)	Aaa/AAA	$179,468
1,091	CS First Boston Mortgage Securities Corp., 2.86%, 5/25/43	Aaa/AAA	1,091,273
3,000	Redwood Capital Ltd., 6.41%, 1/9/06 (b) (c)	Ba1/BB+	3,003,240
	Total Asset-Backed Securities (cost-$4,269,372)		4,273,981

	MUNICIPAL BONDS (c) (e) -1.2%
	New Jersey-1.2%
	Tobacco Settlement Funding Corp.,
2,500	9.465%, 6/1/24	NR/AA	2,572,700
4,314	8.715%, 6/1/32	NR/AA	4,058,956
4,166	9.965%, 6/1/32	NR/AA	4,159,668
	Total Municipal Bonds (cost-$10,187,748)		10,791,324

Shares
	PREFERRED STOCK - 0.4%
3,400	Fresenius Medical Care AG, 7.875%, 10/25/43 (cost-$3,674,550)	Ba2/BB-	3,663,500

Principal Amount (000)
	U.S. GOVERNMENT AGENCY SECURITIES - 0.3%
$2,590	Freddie Mac 7.50%, 2/24/05, CMO (cost-$2,818,480)	Aaa/AAA	2,784,681

	U.S. TREASURY NOTES - 7.8%
63,349	3.50%, 1/15/11 (cost-$71,558,311)	Aaa/AAA	71,524,977

	SHORT-TERM INVESTMENTS - 9.2%
	CORPORATE NOTES - 8.0%
	Financing -1.4%
1,000	Dankse Corp., 2.59%, 4/5/05, Ser. A	P-1/A-1+	995,430
2,500	General Electric Capital Corp., 2.72%, 4/28/05	P-1/A-1+	2,484,100
6,000	General Motors Acceptance Corp., 3.92%, 10/20/05 (d)	Baa1/BBB-	6,027,774
653	Midland Funding II, 11.75%, 7/23/05, Ser. A	Ba3/BB-	678,324
2,750	STEERS-2002-26 Cox, 6.10%, 5/19/05 (b) (c) (d) (e)	NR/NR	2,749,894
			12,935,522
	Food Services - 0.2%
1,500	Heinz (H.J.) Co., 6.189%, 12/1/05 (c) (e)	A3/NA	1,578,521

	Healthcare/Hospitals - 0.1%
1,000	Columbia/HCA Healthcare Corp., 6.91%, 6/15/05	Ba2/BB+	1,015,902

	Hotels/Gaming - 0.3%
175	ITT Corp., 6.75%, 11/15/05	Ba1/BB+	179,594
450	Mirage Resorts, Inc., 6.625%, 2/1/05	WR/BB+	450,000
2,000	Park Place Entertainment Corp., 7.875%, 12/12/05	Ba2/BB-	2,072,500
			2,702,094
	Medical Products - 0.1%
1,000	Mallinckrodt Inc., 6.75%, 9/15/05	Baa3/BBB	1,016,663

	Multi-Media-2.6%
6,625	Continental Cablevision, Inc., 8.875%, 9/15/05	Baa3/BBB	6,845,262
9,375	Lenfest Communications, Inc., 8.375%, 11/1/05	Baa3/BBB	9,711,713
6,350	Rogers Cablesystems Ltd., 10.00%, 3/15/05, Ser. B	Ba3/BB+	6,421,438
			22,978,413
	Oil & Gas - 2.4%
2,000	Appalachian Power Co., 4.80%, 6/15/05, Ser. E	Baa2/BBB	2,013,034
2,662	Atlantic Richfield Co., 10.875%, 7/15/05	Aa1/AA+	2,751,270
3,000	Enterprise Products Partners, L.P., 8.25%, 3/15/05	Baa3/BB+	3,015,978
1,000	GPU Inc., 7.70%, 12/1/05, Ser. A	Baa3/BB+	1,031,115
2,000	Oryx Energy Ltd., 8.125%, 10/15/05	Baa3/BBB	2,050,074
1,850	PG&E Gas Transmission Northwest Corp., 7.10%, 6/1/05	A2/A-	1,872,344
4,000	Reliant Energy Resources Corp, 8.125%, 7/15/05, Ser. B	Ba1/BBB	4,090,184
5,000	Ultramar Corp., 8.00%, 3/15/05	Baa3/BBB	5,025,390
			21,849,389

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	SHORT-TERM INVESTMENTS (continued)
	Telecommunications - 0.4%
$1,925	Deutsche Telekom International, 7.75%, 6/15/05	Baa1/BBB+	$1,960,532
960	Sprint Capital Corp. (FON Group), 7.90%, 3/15/05	Baa3/BBB-	965,929
500	Telefonica Europe BV. 7.35%, 9/15/05	A3/A	512,697
			3,439,158

	Utilities - 0.5%
200	Connectiv, Inc., 5.30%, 6/1/05, Ser. B	Baa2/BBB	201,176
4,500	Kansas Gas & Electric Co., 6.20%, 1/15/06	Baa3/BBB	4,633,380
			4,834,556
	Total Corporate Notes (cost-$71,915,267)		72,350,218

	U.S. TREASURY BILLS (i) - 0.7%
6,140	2.08%-2.21%, 3/3/05-3/17/05 (cost-$6,124,205)	Aaa/AAA	6,124,205

	REPURCHASE AGREEMENT - 0.5%
4,792	State Street Bank & Trust Co. dated 1/31/05, 1.90%, due 2/1/05,
	proceeds:$4,792,253; collateralized by Federal Home Loan Bank, 1.625%
	6/17/05, valued at $4,878,930 with accrued interest (cost - $4,792,000)		4,792,000
	Total Short-Term Investments (cost-$152,385,980)		83,266,423

Contracts
	PUT OPTION PURCHASED (j) - 0.0%
125,000	HVOL3 Credit Default 1.05% , expires 6/20/05 (premium paid-$437,500)		44,753
	Total Investments, before put options written (cost-$874,086,621) -100.3%		914,498,424

	CALL OPTIONS WRITTEN (j) -(0.3)%
	U.S. Treasury Notes 10 yr. Futures,
(294)	Strike price $113, expires 2/18/05		(68,906)
(384)	Strike price $114, expires 5/20/05		(126,000)
(196)	Strike price $107, expires 5/20/05		(36,750)
(1,067)	U.S. Treasury Bonds, strike price $108, expires 5/20/05		(338,312)
(7,450)	News America Holdings, Strike price $100, expires 10/1/06		(1,094,115)
(125,000)	HVOL Credit Default 1.15%, expires 6/20/05		(920,295)
(32,300)	EPUT 4.6, Strike price $4.6, expires 2/03/05		(129)
(32,300)	OTC ECAL 3ML, 4.15%, expires 2/03/05		(6,719)
	Total call options written (premium received-$1,303,093)		(2,591,226)
	Total Investments net of call options written (cost-$872,783,528)-100.0%		$911,907,198

(a) Futures contracts outstanding at January 31, 2005:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro-90 day	$2,188	3/21/05	$24,000
	U.S. Treasury Notes-10 Year	281	3/19/05	(1,246,875)
				$(1,222,875)

(b) Interest rate swap contracts oustanding at January 31, 2005:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Fixed Payments made by the Fund	Fixed Payments received by the Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$19,986	12/24/2024	5.13%	3 month LIBOR	$19,985,601
Goldman Sachs & Co.	(24,105)	6/15/2025	2.25%	3 month LIBOR	(22,295,901)
Lehman Brothers	7,450	10/1/2006	7.43%	3 month LIBOR	(331,374)
					$(2,641,674)

LIBOR-London Interbank Offered Rate

(c) Credit default swap contracts oustanding at January 31, 2005:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Payments received by Fund	Unrealized Appreciation
Bear Stearns
Encana Corp., 4.75%, 10/15/13	$3,000	9/20/2009	0.53%	$28,365

(e) Forward foreign currency contracts outstanding at January 31, 2005:

	U.S.$ Value Origination Date	U.S.$ Value January 31, 2005	Unrealized Appreciation (Depreciation)
Purchased:
€6,045,000 settling 2/10/05	$7,886,537	$7,880,945	$(5,592)
€5,319,000 settling 2/17/05	6,893,451	6,935,057	41,606
			189,699

Sold:
CA$1,750,000 settling 2/17/05	1,437,750	1,410,441	27,309
€6,045,000 settling 2/10/05	8,002,407	7,880,945	121,462
€5,319,000 settling 2/17/05	6,939,971	6,935,057	4,914

Notes to Schedule of Investment:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a significant development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing services utilize information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Senior Loans, for which a secondary market does not exist, are valued at fair value by Pacific Investment Management Co. LLC, (the Sub-adviser), pursuant to procedures approved by the Board of Trustees. Such procedures may include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair-value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by relevant exchange. Swaps are marked to market daily by the Sub-Adviser based upon quotations from market makers. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term of the maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) Security in default.

(b) Illiquid security

(c) Fair-valued security.

(d) 144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(e) Floating Rate Security-Interest rate shown is the rate in effect at January 31, 2005.

(f) Credit-linked trust certificate.

(g) Private Placement. Restricted as to resale and does not have a readily available market.

(h) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(i) All or partial principal amount segregated as initial margin on futures contracts.

(j) Non-income producing security.

Glossary:

CMO -Collateralized Mortgage Obligation

NR -   Not Rated

REIT -Real Estate Investment Trust

VRN -Variable Rate Note. Maturity date shown date of next rate change and the interest rate disclosed reflects the rate in effect on January 31, 2005.

WR -Withdrawn Rating

Item 2. Controls and Procedures

(a)           The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 4, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 4, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 4, 2005